ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Summary of the Corporation's Capital [Line Items]
Corporation's Capital		$ 410,080	$ 401,952
The Corporation
Summary of the Corporation's Capital [Line Items]
Corporation's Capital		$ 60,388	$ 58,167
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%